Average Annual Total Returns{- Fidelity SAI U.S. Value Index Fund} - 07.31 Fidelity SAI U.S. Value Index Fund PRO-07 - Fidelity SAI U.S. Value Index Fund	Fidelity SAI U.S. Value Index Fund Return Before Taxes Past 1 year	Fidelity SAI U.S. Value Index Fund Return Before Taxes Since Inception		Fidelity SAI U.S. Value Index Fund After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Value Index Fund After Taxes on Distributions Since Inception		Fidelity SAI U.S. Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Value Index Fund After Taxes on Distributions and Sales Since Inception		IXYEF Past 1 year	IXYEF Since Inception
Total	(4.44%)	3.19%	[1]	(5.06%)	2.40%	[1]	(2.25%)	2.31%	[1]	(4.40%)	3.23%	[1]

[1]	(a)From December 19, 2017